Equity Financing Transactions - Additional Information (Detail) (Teekay Offshore [Member], USD $) Share data in Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Teekay Offshore [Member]
Subsidiary or Equity Method Investee [Line Items]
Total purchase price	$ 540,000,000
Business acquisition, debt assumed	230,000,000
Business acquisition, cash paid	253,000,000
Business acquisition, value of common units	44,300,000
Business acquisition, fair value of common units	$ 40,000,000
Common units outstanding	83.6
Minority interest ownership percentage	29.20%
Interest of Company's general partner	2.00%